INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
The reconciliation of the effective tax rate is as follows:

	2023	2022
	$	$
Net earnings (loss) before income taxes	(103,766,137)	17,775,766
Combined statutory income tax rate in Canada	26.50%	26.50%
Expected income tax expense (recovery)	(27,498,026)	4,710,578

Non-deductible share-based employee remuneration	1,386,071	3,275,949
Change in fair value of share warrant obligations	(7,097,660)	(26,889,069)
Non-deductible accretion expense	1,525,199	16,529
Change in unrecognized deferred tax assets	31,505,502	18,596,751
Impact of US tax rate applicable to the subsidiary	173,834	173,323
Non-deductible expenses	62,703	114,518
Other	(57,623)	1,421
	—	—

The components of the deferred income tax assets and (liabilities) are as follows:

	December 31, 2023	December 31, 2022
	$	$
Property, plant and equipment	2,138,000	(16,438,000)
Right-of-use assets	(24,258,000)	(16,202,000)
Intangible assets	(46,162,000)	(37,151,000)
Lease liabilities	23,681,000	16,051,000
Non-capital losses carry-forward	36,632,000	50,100,000
Deferred financing cost	(203,000)	(282,000)
Financing fees and other	8,172,000	3,922,000
	—	—
INCOME TAXES (CONTINUED)
The Group has accumulated unrecognized deductible temporary differences, unused tax losses and unused research and development expenditures as follows:

	December 31, 2023	December 31, 2022
	$	$
Deductible temporary differences	5,486,000	6,059,000
Non-capital losses carry-forward	152,505,000	73,623,000
Research and development expenditures carry-forward	104,680,000	65,710,000
	262,671,000	145,392,000
The Group has accumulated unrecognized unused tax credits as follows:

	December 31, 2023	December 31, 2022
	$	$
Canadian Federal investment tax credits	16,000,000	10,307,000
Québec investment and innovation tax credit	437,000	64,000
	16,437,000	10,371,000

As at December 31, 2023, the Group has unused research and development expenditures of $104,680,000 (December 31, 2022: $65,710,000) and non-capital losses carry-forward of $152,505,000 (December 31, 2022: $73,623,000) for which deferred tax assets have not been recognized. Of these amounts, $104,680,000 (December 31, 2022: $65,710,000) of research and development expenditures as well as $111,132,000 (December 31, 2022: $47,545,000) of non-capital losses carried forward are for the Group’s Canadian subsidiaries, and $41,373,000 (December 31, 2022: $26,077,000) of tax losses are for its subsidiaries in the United States. Research and development expenditures can be carried forward indefinitely, and the Group’s non-capital loss carry-forwards for its Canadian subsidiaries expire between 2032 and 2043. The Group’s tax loss carry-forwards for its subsidiaries in the United States can be carried forward indefinitely.
In addition, the Group has access to federal non-refundable investment tax credits for which the benefits have not been recognized in the amount of $16,000,000 (December 31, 2022: $10,307,000) expiring between 2036 and 2043.